UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-CSR

             CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                  Investment Company Act file number 811-05871

                     Centennial California Tax Exempt Trust
                     --------------------------------------
               (Exact name of registrant as specified in charter)

             6803 South Tucson Way, Centennial, Colorado 80112-3924
             ------------------------------------------------------
              (Address of principal executive offices) (Zip code)

                              Robert G. Zack, Esq.
                             OppenheimerFunds, Inc.
           Two World Financial Center, New York, New York 10281-1008
                    (Name and address of agent for service)

       Registrant's telephone number, including area code: (303) 768-3200
                                                           --------------

                        Date of fiscal year end: June 30
                                                 -------

                    Date of reporting period: June 30, 2005
                                              -------------

ITEM 1. REPORTS TO STOCKHOLDERS.


FUND EXPENSES
--------------------------------------------------------------------------------

FUND EXPENSES. As a shareholder of the Trust, you incur ongoing costs, including management fees; service fees; and other Trust expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Trust and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000.00 invested at the beginning of the period and held for the entire 6-month period ended June 30, 2005.

ACTUAL EXPENSES. The "actual" lines of the table provide information about actual account values and actual expenses. You may use the information on this line, together with the amount you invested, to estimate the expense that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600.00 account value divided by $1,000.00 = 8.60), then multiply the result by the number in the "actual" line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES. The "hypothetical" lines of the table provide information about hypothetical account values and hypothetical expenses based on the Trust's actual expense ratio, and an assumed rate of return of 5% per year before expenses, which is not the Trust's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Trust and other funds. To do so, compare this 5% hypothetical example for the class of shares you hold with the 5% hypothetical examples that appear in the shareholder reports of the other funds.


                  5 | CENTENNIAL CALIFORNIA TAX EXEMPT TRUST

FUND EXPENSES
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                   BEGINNING    ENDING       EXPENSES
                   ACCOUNT      ACCOUNT      PAID DURING
                   VALUE        VALUE        6 MONTHS ENDED
                   (1/1/05)     (6/30/05)    JUNE 30, 2005
--------------------------------------------------------------------------------
Actual             $ 1,000.00   $ 1,007.60   $ 3.79
--------------------------------------------------------------------------------
Hypothetical         1,000.00     1,021.03     3.82

Hypothetical assumes 5% annual return before expenses.

Expenses are equal to the Trust's annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). The annualized expense ratio based on the 6-month period ended June 30, 2005 is as follows:

EXPENSE RATIO
-------------
    0.76%
--------------------------------------------------------------------------------


                  6 | CENTENNIAL CALIFORNIA TAX EXEMPT TRUST

STATEMENT OF INVESTMENTS  JUNE 30, 2005
--------------------------------------------------------------------------------

                                                                                    PRINCIPAL           VALUE
                                                                                       AMOUNT      SEE NOTE 1
-------------------------------------------------------------------------------------------------------------
SHORT-TERM TAX-EXEMPT OBLIGATIONS--99.6%
-------------------------------------------------------------------------------------------------------------
CALIFORNIA--97.5%
Alameda/Contra Costa, CA Schools FAU COP, Capital Improvements
Financing Project, Series A, 2.38% 1                                              $   495,000   $     495,000
-------------------------------------------------------------------------------------------------------------
Alameda/Contra Costa, CA Schools FAU COP, Capital Improvements
Financing Project, Series D, 2.38% 1                                                2,000,000       2,000,000
-------------------------------------------------------------------------------------------------------------
Alameda/Contra Costa, CA Schools FAU COP, Capital Improvements
Financing Project, Series G, 2.45% 1                                                  545,000         545,000
-------------------------------------------------------------------------------------------------------------
CA Department of Water Resources Power Supply RB, Series C-7, 2.22% 1               5,300,000       5,300,000
-------------------------------------------------------------------------------------------------------------
CA Department of Water Resources Power Supply RB, Series C5, 2.35% 1                2,500,000       2,500,000
-------------------------------------------------------------------------------------------------------------
CA Department of Water Resources Power Supply RRB, Central Valley
Project, MERLOTS Series 2003 B32, 2.31% 1,2                                         1,990,000       1,990,000
-------------------------------------------------------------------------------------------------------------
CA Economic Recovery Revenue Bonds, Series C-10, 2.35% 1                            3,900,000       3,900,000
-------------------------------------------------------------------------------------------------------------
CA EDFAU IDV RB, Applied Aerospace Structure Corp., Series 1998, 2.36% 1            1,200,000       1,200,000
-------------------------------------------------------------------------------------------------------------
CA Golden State Tobacco Securitization Corp. Reset Option
Certificates II-R Trust RB, Series 364, 2.35% 1,2                                   2,500,000       2,500,000
-------------------------------------------------------------------------------------------------------------
CA HFFAU RB, Kaiser Permanente, Series A, MSTFC Series 1998 26, 2.28% 1,2           3,000,000       3,000,000
-------------------------------------------------------------------------------------------------------------
CA Infrastructure & ED Bank RB, Salvation Army Western Territory,
Series 2001, 2.10%, 8/9/05                                                          5,000,000       5,000,000
-------------------------------------------------------------------------------------------------------------
CA PCFAU SWD RB, Amador Valley Industry Project, Series 2005A, 2.36% 1              3,450,000       3,450,000
-------------------------------------------------------------------------------------------------------------
CA PCFAU SWD RB, Vanderham/J&D Wilson Dairy Project, Series 2004, 2.38% 1           2,500,000       2,500,000
-------------------------------------------------------------------------------------------------------------
CA Puttable Floating Option Tax Exempt Receipts, Series PZP-002, 2.43% 1            2,490,000       2,490,000
-------------------------------------------------------------------------------------------------------------
CA Puttable Floating Option Tax Exempt Receipts, Series PZP-005, 2.38% 1,2          2,000,000       2,000,000
-------------------------------------------------------------------------------------------------------------
CA REF GOUN, Kindergarten University, Series 2004B-6, 2.28% 1                      11,000,000      11,000,000
-------------------------------------------------------------------------------------------------------------
CA SCDAU MH RB, Crossings at Madera, Series NN, 2.68%, 7/21/05 3                    4,750,000       4,750,000
-------------------------------------------------------------------------------------------------------------
CA SCDAU MH RB, Fountains Seacliff Apts. Project, Series 2002Y, 2.24% 1             6,000,000       6,000,000
-------------------------------------------------------------------------------------------------------------
CA SCDAU RB, Trust Receipts, Series F15 D, 2.43% 1                                  6,000,000       6,000,000
-------------------------------------------------------------------------------------------------------------
CA Statewide FAU TS RB, Puttable Floating Option Tax Exempt Receipts,
Series PA-1287, 2.37% 1,2                                                           2,500,000       2,500,000
-------------------------------------------------------------------------------------------------------------
Clovis, CA USD GOB, Puttable Floating Option Tax Exempt Receipts,
Series PZ-42, 2.40% 1                                                               1,330,000       1,330,000
-------------------------------------------------------------------------------------------------------------
El Rancho, CA USD GOUN, Puttable Tax Exempt Receipts, Series 807, 2.31% 1,2         6,225,000       6,225,000
-------------------------------------------------------------------------------------------------------------
Fontana, CA PFAU TXAL RB, Putters Series 707, 2.31% 1,2                             2,000,000       2,000,000
-------------------------------------------------------------------------------------------------------------
Lancaster, CA RA MH RB, Floating Rate Trust Receipts, Series F12J,
Sunset Project, 2.43% 1                                                             5,000,000       5,000,000
-------------------------------------------------------------------------------------------------------------
Livermore, CA COP, Capital Projects, 2.35% 1                                        4,000,000       4,000,000
-------------------------------------------------------------------------------------------------------------
Long Beach, CA FAU Lease RB, Long Beach Museum of Art,
Series 1999, 2.28% 1                                                                2,060,000       2,060,000
-------------------------------------------------------------------------------------------------------------
Los Angeles, CA Community RA RB, Skyline at Southpark Apts.,
Series 1985, 2.18% 1                                                                5,500,000       5,500,000
-------------------------------------------------------------------------------------------------------------
Los Angeles, CA Convention & Exhibition Center Authority Lease RB,
Series D, 2.25% 1                                                                   1,555,000       1,555,000


                   7 | CENTENNIAL CALIFORNIA TAX EXEMPT TRUST

STATEMENT OF INVESTMENTS  CONTINUED
--------------------------------------------------------------------------------

                                                                                    PRINCIPAL           VALUE
                                                                                       AMOUNT      SEE NOTE 1
-------------------------------------------------------------------------------------------------------------
CALIFORNIA Continued
Los Angeles, CA USD GOB, AAMC Series 1999-7, 2.31% 1,2                            $ 6,000,000   $   6,000,000
-------------------------------------------------------------------------------------------------------------
Los Angeles, CA Wastewater System GOB, AAMC Series 1998-25, 2.31% 1,2               2,000,000       2,000,000
-------------------------------------------------------------------------------------------------------------
Los Angeles, CA Wastewater System RRB, Series B, 2.15%, 12/1/05 3                   5,000,000       5,000,000
-------------------------------------------------------------------------------------------------------------
Mt. Diablo, CA USD GOB, AAMC Series 2004-36, 2.31% 1,2                              4,590,000       4,590,000
-------------------------------------------------------------------------------------------------------------
San Bernardino Cnty., CA MH HAU RRB, Montclair Heritage-A, 2.54% 1                  4,620,000       4,620,000
-------------------------------------------------------------------------------------------------------------
San Diego Cnty., CA Water Authority REF COP, Puttable Floating
Option Tax Exempt Receipts, Series PT-2375, 2.30% 1,2                               5,395,000       5,395,000
-------------------------------------------------------------------------------------------------------------
San Diego, CA Sewer RB, SGMSTR Series SG 14, 2.30% 1,2                              3,955,000       3,955,000
-------------------------------------------------------------------------------------------------------------
San Diego, CA Water Utility Fund Net System GOB,
AAMC Series 1998-10, 2.30% 1,2                                                      2,300,000       2,300,000
-------------------------------------------------------------------------------------------------------------
San Francisco, CA City & Cnty. PUC Clean Water RRB,
MERLOTS Series 2003 B20, 2.31% 1,2                                                  6,985,000       6,985,000
-------------------------------------------------------------------------------------------------------------
Santa Clara Cnty., CA El Camino Hospital FAU RB, 2.50% 1                            5,700,000       5,700,000
-------------------------------------------------------------------------------------------------------------
Santa Clara Cnty., CA FAU Lease RB, Housing Authority Office Project,
Series 2004A, 2.24% 1                                                               3,550,000       3,550,000
-------------------------------------------------------------------------------------------------------------
Santa Rosa, CA Wastewater RB, Puttable Floating Option Tax Exempt
Receipts, Series PZ-43, 2.38% 1                                                       885,000         885,000
-------------------------------------------------------------------------------------------------------------
Stockton, CA CFD No. 99-02 SPTX Bonds, Arch Road East, 2.28% 1                      2,605,000       2,605,000
-------------------------------------------------------------------------------------------------------------
University of California Board of Regents RB, ETET Series 720050006,
Cl. A, 2.31% 1,2                                                                    2,445,000       2,445,000
-------------------------------------------------------------------------------------------------------------
Vallejo, CA COP, Capital Improvements Project, Series 2002, 2.41% 1                 2,400,000       2,400,000
-------------------------------------------------------------------------------------------------------------
Vallejo, CA COP, Golf Course Facilities Financing Project, Series 2001, 2.41% 1     6,500,000       6,500,000
                                                                                                -------------
                                                                                                  161,720,000

-------------------------------------------------------------------------------------------------------------
U.S. POSSESSIONS--2.1%
PR CMWLTH GOUN, Floating Rate Trust Receipts, Series 2005-F2, 2.68% 1,2             3,000,000       3,000,000
-------------------------------------------------------------------------------------------------------------
PR CMWLTH Public Improvement GOUN, Puttable Tax Exempt
Receipts, Series 491, 2.32% 1,2                                                       400,000         400,000
                                                                                                -------------
                                                                                                    3,400,000

-------------------------------------------------------------------------------------------------------------
TOTAL INVESTMENTS, AT VALUE (COST $165,120,000)                                          99.6%    165,120,000
-------------------------------------------------------------------------------------------------------------
OTHER ASSETS NET OF LIABILITIES                                                           0.4         742,113
                                                                                  ---------------------------
NET ASSETS                                                                              100.0%  $ 165,862,113
                                                                                  ===========================


                   8 | CENTENNIAL CALIFORNIA TAX EXEMPT TRUST

FOOTNOTES TO STATEMENT OF INVESTMENTS

To simplify the listings of securities, abbreviations are used per the table below:

AAMC      ABN AMRO Munitops Certificates

CFD       Community Facilities District

CMWLTH    Commonwealth

COP       Certificates of Participation

ED        Economic Development

EDFAU     Economic Development Finance Authority

ETET      Eagle Tax-Exempt Trust

FAU       Finance Authority

GOB       General Obligation Bonds

GOUN      General Obligation Unlimited Nts.

HAU       Housing Authority

HFFAU     Health Facilities Finance Authority

IDV       Industrial Development

MERLOTS   Municipal Exempt Receipts Liquidity Option Tender

MH        Multifamily Housing

MSTFC     Morgan Stanley & Co., Inc. Trust Floater Certificates

PCFAU     Pollution Control Finance Authority

PFAU      Public Finance Authority

PUC       Public Utilities Commission

RA        Redevelopment Agency/Authority

RB        Revenue Bonds

REF       Refunding

RRB       Revenue Refunding Bonds

SCDAU     Statewide Communities Development Authority

SGMSTR    Societe Generale, NY Branch MunicipaL Security Trust Receipts

SPTX      Special Tax

SWD       Solid Waste Disposal

TS        Tobacco Settlement

TXAL      Tax Allocation

USD       Unified School District

1. Floating or variable rate obligation maturing in more than one year. The interest rate, which is based on specific, or an index of, market interest rates, is subject to change periodically and is the effective rate on June 30, 2005. This instrument has a demand feature which allows, on up to 30 days' notice, the recovery of principal at any time, or at specified intervals not exceeding one year.

2. Represents securities sold under Rule 144A, which are exempt from registration under the Securities Act of 1933, as amended. These securities have been determined to be liquid under guidelines established by the Board of Trustees. These securities amount to $57,285,000 or 34.54% of the Trust's net assets as of June 30, 2005.

3. Put obligation redeemable at full principal value on the date reported.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                   9 | CENTENNIAL CALIFORNIA TAX EXEMPT TRUST

STATEMENT OF ASSETS AND LIABILITIES  JUNE 30, 2005
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
ASSETS
--------------------------------------------------------------------------------
Investments, at value (cost $165,120,000)--
see accompanying statement of investments                         $ 165,120,000
--------------------------------------------------------------------------------
Cash                                                                    151,244
--------------------------------------------------------------------------------
Receivables and other assets:
Interest                                                                759,494
Shares of beneficial interest sold                                       13,899
Other                                                                     8,183
                                                                  --------------
Total assets                                                        166,052,820

--------------------------------------------------------------------------------
LIABILITIES
--------------------------------------------------------------------------------
Payables and other liabilities:
Dividends                                                                77,676
Service plan fees                                                        72,947
Legal, auditing and other professional fees                              11,077
Shareholder communications                                                7,553
Trustees' compensation                                                    4,522
Transfer and shareholder servicing agent fees                             3,575
Other                                                                    13,357
                                                                  --------------
Total liabilities                                                       190,707

--------------------------------------------------------------------------------
NET ASSETS                                                        $ 165,862,113
                                                                  ==============

--------------------------------------------------------------------------------
COMPOSITION OF NET ASSETS
--------------------------------------------------------------------------------
Paid-in capital                                                   $ 165,870,367
--------------------------------------------------------------------------------
Accumulated net realized loss on investments                             (8,254)
                                                                  --------------
NET ASSETS--applicable to 165,851,644 shares of
beneficial interest outstanding                                   $ 165,862,113
                                                                  ==============

--------------------------------------------------------------------------------
NET ASSET VALUE, REDEMPTION PRICE PER SHARE AND
OFFERING PRICE PER SHARE                                          $        1.00

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                   10 | CENTENNIAL CALIFORNIA TAX EXEMPT TRUST

STATEMENT OF OPERATIONS  FOR THE YEAR ENDED JUNE 30, 2005
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
INVESTMENT INCOME
--------------------------------------------------------------------------------
Interest                                                            $ 2,787,684

--------------------------------------------------------------------------------
EXPENSES
--------------------------------------------------------------------------------
Management fees                                                         740,169
--------------------------------------------------------------------------------
Service plan fees                                                       294,868
--------------------------------------------------------------------------------
Transfer and shareholder servicing agent fees                            43,265
--------------------------------------------------------------------------------
Shareholder communications                                               12,099
--------------------------------------------------------------------------------
Trustees' compensation                                                    5,352
--------------------------------------------------------------------------------
Custodian fees and expenses                                               5,129
--------------------------------------------------------------------------------
Other                                                                    38,686
                                                                    ------------
Total expenses                                                        1,139,568
Less reduction to custodian expenses                                     (3,333)
                                                                    ------------
Net expenses                                                          1,136,235

--------------------------------------------------------------------------------
NET INVESTMENT INCOME                                                 1,651,449

--------------------------------------------------------------------------------
NET REALIZED GAIN ON INVESTMENTS                                          4,790

--------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                $ 1,656,239
                                                                    ============

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                   11 | CENTENNIAL CALIFORNIA TAX EXEMPT TRUST

STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

YEAR ENDED JUNE 30,                                             2005            2004
-------------------------------------------------------------------------------------
OPERATIONS
-------------------------------------------------------------------------------------
Net investment income                                  $   1,651,449   $     309,706
-------------------------------------------------------------------------------------
Net realized gain (loss)                                       4,790         (13,044)
                                                       ------------------------------
Net increase in net assets resulting from operations       1,656,239         296,662

-------------------------------------------------------------------------------------
DIVIDENDS AND/OR DISTRIBUTIONS TO SHAREHOLDERS
-------------------------------------------------------------------------------------
Dividends from net investment income                      (1,651,449)       (309,706)

-------------------------------------------------------------------------------------
BENEFICIAL INTEREST TRANSACTIONS
-------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from
beneficial interest transactions                          25,965,482     (12,950,996)

-------------------------------------------------------------------------------------
NET ASSETS
-------------------------------------------------------------------------------------
Total increase (decrease)                                 25,970,272     (12,964,040)
-------------------------------------------------------------------------------------
Beginning of period                                      139,891,841     152,855,881
                                                       ------------------------------
End of period                                          $ 165,862,113   $ 139,891,841
                                                       ==============================

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                   12 | CENTENNIAL CALIFORNIA TAX EXEMPT TRUST

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

YEAR ENDED JUNE 30,                            2005         2004          2003          2002          2001
-----------------------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA
-----------------------------------------------------------------------------------------------------------
Net asset value, beginning of period      $    1.00    $    1.00     $    1.00     $    1.00     $    1.00
-----------------------------------------------------------------------------------------------------------
Income from investment operations--net
investment income and net realized gain         .01 1         -- 2         .01           .01           .03
-----------------------------------------------------------------------------------------------------------
Dividends and/or distributions to
shareholders:
Dividends from net investment income           (.01)          -- 2        (.01)         (.01)         (.03)
Distributions from net realized gain             --           --            --            -- 2          --
                                          -----------------------------------------------------------------
Total dividends and/or distributions
to shareholders                                (.01)          -- 2        (.01)         (.01)         (.03)
-----------------------------------------------------------------------------------------------------------
Net asset value, end of period            $    1.00    $    1.00     $    1.00     $    1.00     $    1.00
                                          =================================================================

-----------------------------------------------------------------------------------------------------------
TOTAL RETURN 3                                 1.13%        0.21%         0.52%         0.89%         2.74%
-----------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
-----------------------------------------------------------------------------------------------------------
Net assets, end of period (in thousands)  $ 165,862    $ 139,892     $ 152,856     $ 154,653     $ 157,316
-----------------------------------------------------------------------------------------------------------
Average net assets (in thousands)         $ 148,312    $ 149,559     $ 156,348     $ 164,278     $ 166,654
-----------------------------------------------------------------------------------------------------------
Ratios to average net assets: 4
Net investment income                          1.11%        0.21%         0.52%         0.89%         2.72%
Total expenses                                 0.77%        0.78%         0.76%         0.77%         0.84%
Expenses after payments and waivers and
reduction to custodian expenses                 N/A 5        N/A 5,6       N/A 5,6       N/A 5,6      0.81%

1. Per share amounts calculated based on the average shares outstanding during the period.

2. Less than $0.005 per share.

3. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on Trust distributions or the redemption of Trust shares.

4. Annualized for periods of less than one full year.

5. Reduction to custodian expenses less than 0.01%.

6. Voluntary reimbursement of expenses less than 0.01%.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                   13 | CENTENNIAL CALIFORNIA TAX EXEMPT TRUST

NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
1. SIGNIFICANT ACCOUNTING POLICIES

Centennial California Tax Exempt Trust (the Trust) is registered under the Investment Company Act of 1940, as amended, as a non-diversified, open-end management investment company. The Trust's investment objective is to seek the maximum current interest income exempt from federal and California personal income taxes for individual investors as is consistent with the preservation of capital. The Trust's investment advisor is Centennial Asset Management Corporation (the Manager), a subsidiary of OppenheimerFunds, Inc. (OFI).

     The following is a summary of significant accounting policies consistently followed by the Trust.

--------------------------------------------------------------------------------
SECURITIES VALUATION. The net asset value of shares of the Trust is normally determined twice each day, at 12:00 Noon Eastern time and at 4:00 P.M. Eastern time on each day The New York Stock Exchange (the Exchange) is open for trading. Portfolio securities are valued on the basis of amortized cost, which approximates market value.

--------------------------------------------------------------------------------
SECURITY CREDIT RISK. There are certain risks arising from geographic concentration in any state. Certain revenue or tax related events in a state may impair the ability of certain issuers of municipal securities to pay principal and interest on their obligations.

--------------------------------------------------------------------------------
FEDERAL TAXES. The Trust intends to comply with provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its investment company taxable income to shareholders, therefore, no federal income or excise tax provision is required.

The tax components of capital shown in the table below represent distribution requirements the Trust must satisfy under the income tax regulations, losses the Trust may be able to offset against income and gains realized in future years for federal income tax purposes.

          UNDISTRIBUTED NET UNDISTRIBUTED ACCUMULATED LOSS INVESTMENT INCOME LONG-TERM GAINS CARRYFORWARD 1,2
          ------------------------------------------------------
          $  97,512                     $  --           $  8,254

1. As of June 30, 2005, the Trust had $8,254 of net capital loss carryforwards available to offset future realized capital gains, if any, and thereby reduce future taxable gain distributions. As of June 30, 2005 details of the capital loss carryfor-ward was as follows:

                             EXPIRING
                             --------------------
                             2012          $8,254

2. During the fiscal year June 30, 2005, the Trust utilized $4,790 of capital loss carryforward to offset capital gains realized in that fiscal year. During the fiscal year June 30, 2004, the Trust did not utilize any capital loss carryforwards.

Net investment income (loss) and net realized gain (loss) may differ for financial statement and tax purposes. The character of dividends and distributions made during the fiscal year from net investment income or net realized gains may differ from their


                  14 | CENTENNIAL CALIFORNIA TAX EXEMPT TRUST ultimate characterization for federal income tax purposes. Also, due to timing of dividends and distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or net realized gain was recorded by the Trust.

The tax character of distributions paid during the years ended June 30, 2005 and June 30, 2004 were as follows:

                                   YEAR ENDED      YEAR ENDED
                                JUNE 30, 2005   JUNE 30, 2004
     --------------------------------------------------------
     Distributions paid from:
     Exempt-interest dividends    $ 1,651,449       $ 309,706

--------------------------------------------------------------------------------
TRUSTEES' COMPENSATION. The Board of Trustees has adopted a deferred compensation plan for independent trustees that enables trustees to elect to defer receipt of all or a portion of the annual compensation they are entitled to receive from the Trust. For purposes of determining the amount owed to the Trustee under the plan, deferred amounts are treated as though equal dollar amounts had been invested in shares of the Trust or in other Oppenheimer funds selected by the Trustee. The Trust purchases shares of the funds selected for deferral by the Trustee in amounts equal to his or her deemed investment, resulting in a Trust asset equal to the deferred compensation liability. Such assets are included as a component of "Other" within the asset section of the Statement of Assets and Liabilities. Deferral of trustees' fees under the plan will not affect the net assets of the Trust, and will not materially affect the Trust's assets, liabilities or net investment income per share. Amounts will be deferred until distributed in accordance to the Plan.

--------------------------------------------------------------------------------
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS. Dividends and distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date. Income distributions, if any, are declared daily and paid monthly. Capital gain distributions, if any, are declared and paid annually but may be paid at other times to maintain the net asset value per share at $1.00.

--------------------------------------------------------------------------------
CUSTODIAN FEES. Custodian Fees and Expenses in the Statement of Operations may include interest expense incurred by the Trust on any cash overdrafts of its custodian account during the period. Such cash overdrafts may result from the effects of failed trades in portfolio securities and from cash outflows resulting from unanticipated shareholder redemption activity. The Trust pays interest to its custodian on such cash overdrafts at a rate equal to the Federal Funds Rate plus 0.50%. The Reduction to Custodian Expenses line item, if applicable, represents earnings on cash balances maintained by the Trust during the period. Such interest expense and other custodian fees may be paid with these earnings.

--------------------------------------------------------------------------------
SECURITY TRANSACTIONS. Security transactions are recorded on the trade date. Realized gains and losses on securities sold are determined on the basis of identified cost.


                   15 | CENTENNIAL CALIFORNIA TAX EXEMPT TRUST

NOTES TO FINANCIAL STATEMENTS  Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
1. SIGNIFICANT ACCOUNTING POLICIES Continued

OTHER. The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

--------------------------------------------------------------------------------
2. SHARES OF BENEFICIAL INTEREST

The Trust has authorized an unlimited number of no par value shares of beneficial interest. Transactions in shares of beneficial interest were as follows:

                               YEAR ENDED JUNE 30, 2005        YEAR ENDED JUNE 30, 2004
                                 SHARES          AMOUNT          SHARES          AMOUNT
---------------------------------------------------------------------------------------
Sold                        435,633,846   $ 435,633,846     416,638,639  $  416,638,639
Dividends and/or
distributions reinvested      1,571,006       1,571,006         300,412         300,412
Redeemed                   (411,239,370)   (411,239,370)   (429,890,047)   (429,890,047)
                           ------------------------------------------------------------
Net increase (decrease)      25,965,482   $  25,965,482     (12,950,996) $  (12,950,996)
                           ============================================================

--------------------------------------------------------------------------------
 3. FEES AND OTHER TRANSACTIONS WITH AFFILIATES

MANAGEMENT FEES. Management fees paid to the Manager were in accordance with the investment advisory agreement with the Trust which provides for a fee at an annual rate of 0.50% of the first $250 million of the net assets, 0.475% of the next $250 million of net assets, 0.45% of the next $250 million of net assets, 0.425% of the next $250 million of net assets and 0.40% of the net assets in excess of $1 billion.

--------------------------------------------------------------------------------
ADMINISTRATION SERVICES. The Trust pays the Manager a fee of $1,500 per year for preparing and filing the Trust's tax returns.

--------------------------------------------------------------------------------
TRANSFER AGENT FEES. Shareholder Services, Inc. (SSI) acts as the transfer and shareholder servicing agent for the Trust and for other registered investment companies. The Trust pays SSI a per account fee. For the year ended June 30, 2005, the Trust paid $43,302 to SSI for services to the Trust.

--------------------------------------------------------------------------------
SERVICE PLAN (12b-1) FEES. The Trust has adopted a service plan. It reimburses Centennial Asset Management Corporation, the Distributor, for a portion of its costs incurred for services provided to accounts that hold shares of the Trust. Reimbursement is made quarterly, or monthly depending on asset size, at an annual rate of up to 0.20% of the average annual net assets of the Trust. The Distributor currently uses all of those fees to pay dealers, brokers, banks and other financial institutions quarterly for providing personal services and maintenance of accounts of their customers that hold shares of the Trust. Fees incurred by the Trust under the Plan are detailed in the Statement of Operations.


                   16 | CENTENNIAL CALIFORNIA TAX EXEMPT TRUST

--------------------------------------------------------------------------------
WAIVERS AND REIMBURSEMENTS OF EXPENSES. The Manager has voluntarily undertaken to assume certain expenses of the Trust in any fiscal year that exceed 0.80% of the Trust's average annual net assets. Effective July 7, 2003, the Manager has voluntarily undertaken to waive receipt of its management fees to the extent necessary so that the Trust may seek to maintain a positive yield. The Manager reserves the right to amend or terminate either voluntary expense assumption at any time.

     SSI has voluntarily agreed to limit transfer and shareholder servicing agent fees to 0.35% of average annual net assets of the Trust. This undertaking may be amended or withdrawn at any time.


                   17 | CENTENNIAL CALIFORNIA TAX EXEMPT TRUST

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
TO THE BOARD OF TRUSTEES AND SHAREHOLDERS OF CENTENNIAL CALIFORNIA TAX EXEMPT
TRUST: We have audited the accompanying statement of assets and liabilities of Centennial California Tax Exempt Trust, including the statement of investments, as of June 30, 2005, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

     We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Trust is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audit includes consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Trust's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of June 30, 2005, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

     In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Centennial California Tax Exempt Trust as of June 30, 2005, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP

Denver, Colorado

August 15, 2005


                   18 | CENTENNIAL CALIFORNIA TAX EXEMPT TRUST

FEDERAL INCOME TAX INFORMATION  UNAUDITED
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
In early 2006, if applicable, shareholders of record will receive information regarding all taxable dividends and distributions paid to them by the Trust during calendar year 2005. Regulations of the U.S. Treasury Department require the Trust to report this information to the Internal Revenue Service.

     The foregoing information is presented to assist shareholders in reporting distributions received from the Trust to the Internal Revenue Service. Because of the complexity of the federal regulations which may affect your individual tax return and the many variations in state and local tax regulations, we recommend that you consult your tax advisor for specific guidance.


                   19 | CENTENNIAL CALIFORNIA TAX EXEMPT TRUST

PORTFOLIO PROXY VOTING POLICIES AND PROCEDURES;
UPDATES TO STATEMENTS OF INVESTMENTS  UNAUDITED
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
The Trust has adopted Portfolio Proxy Voting Policies and Procedures under which the Trust votes proxies relating to securities ("portfolio proxies") held by the Trust. A description of the Trust's Portfolio Proxy Voting Policies and Procedures is available (i) without charge, upon request, by calling the Trust toll-free at 1.800.525.7048, (ii) on the Trust's website at www.oppenheimerfunds.com, and (iii) on the SEC's website at www.sec.gov. In addition, the Trust is required to file Form N-PX, with its complete proxy voting record for the 12 months ended June 30th, no later than August 31st of each year. The Trust's voting record is available (i) without charge, upon request, by calling the Trust toll-free at 1.800.525.7048, and (ii) in Form N-PX filing on the SEC's website at www.sec.gov.

   The Trust files its complete schedule of portfolio holdings with the SEC for the first quarter and the third quarter of each fiscal year on Form N-Q. The Trust's Form N-Q filings are available on the SEC's website at http://www.sec.gov. Those forms may be reviewed and copied at the SEC's Public Reference Room in Washington D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.


                   20 | CENTENNIAL CALIFORNIA TAX EXEMPT TRUST

BOARD APPROVAL OF THE TRUST'S INVESTMENT
ADVISORY AGREEMENT  UNAUDITED
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Each year, the Board of Trustees (the "Board"), including a majority of the independent Trustees, is required to determine whether to renew the Trust's advisory agreement. The Investment Company Act of 1940, as amended, requires that the Board request and evaluate, and that the Manager provide, such information as may be reasonably necessary to evaluate the terms of the advisory agreement. The Board employs an independent consultant to prepare a report that provides information, including comparative information, that the Board requests for this purpose. In addition, the Board receives information throughout the year regarding Trust services, fees, expenses and performance.

     NATURE AND EXTENT OF SERVICES. In considering the renewal of the Trust's advisory agreement for the current year, the Board evaluated the nature and extent of the services provided by the Manager and its affiliates. The Manager provides the Trust with office space, facilities and equipment; administrative, accounting, clerical, legal and compliance personnel; securities trading services; oversight of third party service providers and the services of the portfolio manager and the Manager's investment team, who provide research, analysis and other advisory services in regard to the Trust's investments.

     QUALITY OF SERVICES. The Board also considered the quality of the services provided and the quality of the Manager's resources that are available to the Trust. The Board noted that the Manager has had over twenty years of experience as an investment adviser. The Board evaluated the Manager's administrative, accounting, legal and compliance services and information the Board received regarding the experience and professional qualifications of the Manager's personnel and the size and functions of its staff. The Board members also considered their experiences as directors or trustees of the Trust and other funds advised by the Manager. The Board received and reviewed information regarding the quality of services provided by affiliates of the Manager, which it also reviews at other times during the year in connection with the renewal of the Trust's service agreements. The Board was aware that there are alternatives to retaining the Manager.

     PORTFOLIO MANAGEMENT SERVICES AND PERFORMANCE. In its evaluation of the quality of the portfolio management services provided, the Board considered the experience of John C. Bonnell and the Manager's money market investment team and analysts. Mr. Bonnell has had over twelve years of experience managing money market investments and has been the person principally responsible for the day-to-day management of the Trust's portfolio since May 2004. Mr. Bonnell is a Vice President of the Trust and the Manager, and an officer and portfolio manager of other funds for which the Manager or an affiliate serves as investment advisor. Prior to joining the Manager, he was a portfolio manager at Strong Financial Corporation.


                   21 | CENTENNIAL CALIFORNIA TAX EXEMPT TRUST

BOARD APPROVAL OF THE TRUST'S INVESTMENT
ADVISORY AGREEMENT  UNAUDITED / CONTINUED
--------------------------------------------------------------------------------

     The Board also reviewed information, prepared by the Manager and by the independent consultant, comparing the Trust's historical performance to relevant market indices and to the performance of other California tax-exempt money market funds advised by other investment advisers. The Board also receives and reviews comparative performance information regarding the Trust and other funds at each Board meeting. The Board noted that the Trust's one-year, three-year, five-year and ten-year performance was below its peer group average. The Board recognized that in the recent environment of low interest rates, the difference between rankings for money market funds was very small. The Manager last year engaged a new portfolio manager for the tax exempt money market Funds, and the Board noted that the performance of these Funds has begun to improve. The Board also noted that it had recently changed certain Board-approved investment restrictions that were adopted in the past to protect the credit quality of the Trust's investments at a particularly difficult time in the credit markets. These restrictions were no longer deemed necessary as market conditions improved. The Board determined to permit the Manager more time to improve performance.

     MANAGEMENT FEES AND EXPENSES. The Board also reviewed information, including comparative information, regarding the fees paid to the Manager and its affiliates and the other expenses borne by the Trust. The independent consultant provided comparative data in regard to the fees and expenses of the Trust, other California tax-exempt money market funds and other funds with comparable asset levels and distribution features. The Manager has voluntarily undertaken to assume certain expenses of the Trust in any fiscal year that exceed 0.80% of the Trust's average annual net assets and to waive fees to the extent necessary so that the Trust may seek to maintain a positive yield. The Board noted that the Trust's management fees are higher than its peer group average and that its total expenses are slightly higher than its peer group average. The Board determined to allow the Manager to make recommendations to reduce expenses for the Trust. In addition, the Board evaluated the comparability of the fees charged and the services provided to the Trust to the fees charged and services provided to other types of entities advised by the Manager.

     PROFITABILITY OF THE MANAGER AND AFFILIATES. The Board also reviewed information regarding the cost of services provided by the Manager and its affiliates and the Manager's profitability. The Board considered that the Manager must be able to pay and retain experienced professional personnel at competitive rates to provide services to the Trust and that maintaining the financial viability of the Manager is important in order for the Manager to continue to provide significant services to the Trust and its shareholders. In addition the Board considered information that was provided regarding the direct and


                   22 | CENTENNIAL CALIFORNIA TAX EXEMPT TRUST indirect benefits the Manager receives as a result of its relationship with the Trust, including compensation paid to the Manager's affiliates.

     ECONOMIES OF SCALE. The Board reviewed the extent to which the Manager may realize economies of scale in managing and supporting the Trust and the current level of Trust assets in relation to the Trust's breakpoint schedule for its management fees. The Board considered that the Trust has not experienced any recent asset growth and that, based on current asset levels, the Trust is not yet approaching its last management fee breakpoint.

     CONCLUSIONS. These factors were also considered by the independent Trustees meeting separately from the full Board, assisted by experienced counsel to the Trust and to the independent Trustees. Trust counsel and the independent Trustees' counsel are both independent of the Manager within the meaning and intent of the Securities and Exchange Commission Rules.

     Based on its review of the information it received and its evaluations described above, the Board, including a majority of the independent Trustees, concluded that the nature, extent and quality of the services provided to the Trust by the Manager are a benefit to the Trust and in the best interest of the Trust's shareholders and that the amount and structure of the compensation received by the Manager and its affiliates are reasonable in relation to the services provided. Accordingly, the Board elected to continue the advisory agreement for another year. In arriving at this decision, the Board did not single out any factor or factors as being more important than others, but considered all of the factors together. The Board judged the terms and conditions of the advisory agreement, including the management fee, in light of all of the surrounding circumstances.


                   23 | CENTENNIAL CALIFORNIA TAX EXEMPT TRUST

TRUSTEES AND OFFICERS  UNAUDITED
--------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------
NAME, POSITION(s) HELD WITH     PRINCIPAL OCCUPATION(s) DURING PAST 5 YEARS; OTHER TRUSTEESHIPS/DIRECTORSHIPS
TRUST, LENGTH OF SERVICE, AGE   HELD; NUMBER OF PORTFOLIOS IN THE FUND COMPLEX CURRENTLY OVERSEEN
INDEPENDENT                     THE ADDRESS OF EACH TRUSTEE IN THE CHART BELOW, EXCEPT MR. ARMSTRONG, IS
TRUSTEES                        6803 S. TUCSON WAY, CENTENNIAL, CO 80112-3924. MR. ARMSTRONG'S ADDRESS IS
                                1625 BROADWAY, SUITE 780, DENVER, CO 80202. EACH TRUSTEE SERVES FOR AN
                                INDEFINITE TERM, UNTIL HIS OR HER RESIGNATION, RETIREMENT, DEATH OR REMOVAL.

WILLIAM L. ARMSTRONG,           Chairman of the following private mortgage banking companies: Cherry Creek
Chairman (since 2003)           Mortgage Company (since 1991), Centennial State Mortgage Company (since
and Trustee (since 2000)        1994), and The El Paso Mortgage Company (since 1993); Chairman of the
Age: 68                         following private companies: Ambassador Media Corporation (since 1984) and
                                Broadway Ventures (since 1984); Director of the following: Helmerich &
                                Payne, Inc. (oil and gas drilling/production company) (since 1992), Campus
                                Crusade for Christ (since 1991) and the Bradley Foundation (since 2002);
                                former Chairman of the following: Transland Financial Services, Inc.
                                (private mortgage banking company) (1997-2003), Great Frontier Insurance
                                (insurance agency) (1995-2000), Frontier Real Estate, Inc. (residential real estate brokerage) (1994-2000) and Frontier Title (title insurance agency) (1995-2000); former Director of the following: UNUMProvident
                                (insurance company) (1991-2004), Storage Technology Corporation (computer equipment company) (1991-2003) and International Family Entertainment
                                (television channel) (1992-1997); U.S. Senator (January 1979-January 1991).
                                Oversees 38 portfolios in the OppenheimerFunds complex.

ROBERT G. AVIS,                 Director and President of A.G. Edwards Capital, Inc. (General Partner of
Trustee (since 1990)            private equity funds) (until February 2001); Chairman, President and Chief
Age: 74                         Executive Officer of A.G. Edwards Capital, Inc. (until March 2000);
                                Director of A.G. Edwards & Sons, Inc. (brokerage company) (until 2000) and
                                A.G. Edwards Trust Company (investment adviser) (until 2000); Vice Chairman and Director of A.G. Edwards, Inc. (until March 1999); Vice Chairman of
                                A.G. Edwards & Sons, Inc. (until March 1999); Chairman of A.G. Edwards
                                Trust Company (until March 1999) and A.G.E. Asset Management (investment adviser) (until March 1999). Oversees 38 portfolios in the
                                OppenheimerFunds complex.

GEORGE C. BOWEN,                Assistant Secretary and Director of the Manager (December 1991-April 1999);
Trustee (since 1998)            President, Treasurer and Director of Centennial Capital Corporation (June
Age: 68                         1989-April 1999); Chief Executive Officer and Director of MultiSource
                                Services, Inc. (March 1996-April 1999); Mr. Bowen held several positions with OppenheimerFunds, Inc. and with subsidiary or affiliated companies of
                                OppenheimerFunds, Inc. (September 1987-April 1999). Oversees 38 portfolios in the OppenheimerFunds complex.

EDWARD L. CAMERON,              Member of The Life Guard of Mount Vernon (George Washington historical
Trustee (since 2000)            site) (since June 2000); Director of Genetic ID, Inc. (biotech company)
Age: 66                         (March 2001-May 2002); Partner at PricewaterhouseCoopers LLP (accounting firm) (July 1974-June 1999); Chairman of Price Waterhouse LLP Global
                                Investment Management Industry Services Group (July 1994-June 1998).
                                Oversees 38 portfolios in the OppenheimerFunds complex.

JON S. FOSSEL,                  Director of UNUMProvident (insurance company) (since June 2002); Director
Trustee (since 1990)            of Northwestern Energy Corp. (public utility corporation) (since November
Age: 63                         2004); Director of P.R. Pharmaceuticals (October 1999-October 2003);
                                Director of Rocky Mountain Elk Foundation (February 1998-February 2003);
                                Chairman and Director (until 1996) and President and Chief Executive
                                Officer (until October 1995) of OppenheimerFunds, Inc.; President, Chief
                                Executive Officer and Director of the following: Oppenheimer Acquisition
                                Corp. ("OAC") (parent holding


                   24 | CENTENNIAL CALIFORNIA TAX EXEMPT TRUST

JON S. FOSSEL,                  company of OppenheimerFunds, Inc.), Shareholder Services, Inc. and
Continued                       Shareholder Financial Services, Inc. (until October 1995). Oversees 38 portfolios in the OppenheimerFunds complex.

SAM FREEDMAN,                   Director of Colorado Uplift (charitable organization) (since September
Trustee (since 1996)            1984). Mr. Freedman held several positions with OppenheimerFunds, Inc. and
Age: 64                         with subsidiary or affiliated companies of OppenheimerFunds, Inc. (until
                                October 1994). Oversees 38 portfolios in the OppenheimerFunds complex.

BEVERLY L. HAMILTON,            Trustee of Monterey Institute for International Studies (educational
Trustee (since 2002)            organization) (since February 2000); Director of The California Endowment
Age: 58                         (philanthropic organization) (since April 2002); Director of Community
                                Hospital of Monterey Peninsula (since February 2002); Director of Emerging
                                Markets Growth Fund Inc. (mutual fund) (since October 1991); President of
                                ARCO Investment Management Company (February 1991-April 2000); Member of the
                                investment committees of The Rockefeller Foundation and The University of
                                Michigan; Advisor at Credit Suisse First Boston's Sprout venture capital unit (venture capital fund) (1994- January 2005); Trustee of MassMutual
                                Institutional Funds (investment company) (1996-June 2004); Trustee of MML
                                Series Investment Fund (investment company) (April 1989-June 2004); Member of the investment committee of Hartford Hospital (2000-2003); and Advisor to
                                Unilever (Holland) pension fund (2000-2003). Oversees 38 portfolios in the
                                OppenheimerFunds complex.

ROBERT J. MALONE,               Chairman, Chief Executive Officer and Director of Steele Street State Bank
Trustee (since 2002)            (commercial banking) (since August 2003); Director of Colorado UpLIFT
Age: 60                         (charitable organization) (since 1986); Trustee of the Gallagher Family
                                Foundation (non-profit organization) (since 2000); Former Chairman of U.S.
                                Bank-Colorado (subsidiary of U.S. Bancorp and formerly Colorado National
                                Bank) (July 1996- April 1999); Director of Commercial Assets, Inc. (REIT)
                                (1993-2000); Director of Jones Knowledge, Inc. (2001-July 2004); and
                                Director of U.S. Exploration, Inc. (oil and gas exploration) (1997-February
                                2004). Oversees 38 portfolios in the OppenheimerFunds complex.

F. WILLIAM MARSHALL, JR.,       Trustee of MassMutual Select Funds (formerly MassMutual Institutional Funds)
Trustee (since 2000)            (investment company) (since 1996) and MML Series Investment Fund (invest-
Age: 63                         ment company) (since 1996), the Springfield Library and Museum Association
                                (museums) (since 1995) and the Community Music School of Springfield (music school) (since 1996); Chairman and Trustee (since 2003) and Chairman of the
                                Investment Committee (since 1994) of the Worcester Polytech Institute
                                (private university); President and Treasurer of the SIS Funds (private charitable fund) (since January 1999); Chairman of SIS & Family Bank, F.S.B.
                                (formerly SIS Bank) (commercial bank) (January 1999-July 1999); Member of the Investment Committee of the Community Foundation of Western
                                Massachusetts (1998-2003); and Executive Vice President of Peoples Heritage
                                Financial Group, Inc. (commercial bank) (January 1999-July 1999). Oversees
                                38 portfolios in the OppenheimerFunds complex.

-------------------------------------------------------------------------------------------------------------
INTERESTED TRUSTEE              THE ADDRESS OF MR. GRABISH IS 6803 S. TUCSON WAY, CENTENNIAL, CO 80112-3924.
                                MR. GRABISH SERVES FOR AN INDEFINITE TERM, UNTIL HIS RESIGNATION,
                                RETIREMENT, DEATH OR REMOVAL. MR. GRABISH IS AN INTERESTED TRUSTEE DUE TO
                                HIS POSITIONS WITH A.G. EDWARDS & SONS, INC. WHICH IS A PARTIAL OWNER OF THE
                                MANAGER'S PARENT COMPANY.

RICHARD F. GRABISH,             Senior Vice President and Assistant Director of Sales and Marketing (since
Trustee (since 2001)            March 1997), Director (since March 1987) and Manager of Private Client
Age: 56                         Services (since June 1985) of A.G. Edwards & Sons, Inc. (broker/dealer and investment firm);


                   25 | CENTENNIAL CALIFORNIA TAX EXEMPT TRUST

TRUSTEES AND OFFICERS  UNAUDITED/CONTINUED
--------------------------------------------------------------------------------

RICHARD F. GRABISH,             Chairman and Chief Executive Officer of A.G. Edwards Trust Company (since
Continued                       March 2001); President and Vice Chairman of A.G. Edwards Trust Company
                                (investment adviser) (April 1987-March 2001). Oversees 5 portfolios in the
                                OppenheimerFunds complex.

-------------------------------------------------------------------------------------------------------------
INTERESTED TRUSTEE              THE ADDRESS OF MR. MURPHY IN THE CHART BELOW IS TWO WORLD FINANCIAL CENTER,
AND OFFICER                     225 LIBERTY STREET, NEW YORK, NY 10281-1008. MR. MURPHY SERVES FOR AN
                                INDEFINITE TERM, UNTIL HIS RESIGNATION, DEATH OR REMOVAL. MR. MURPHY IS AN
                                INTERESTED TRUSTEE DUE TO HIS POSITIONS WITH OPPENHEIMERFUNDS, INC. AND ITS
                                AFFILIATES.

JOHN V. MURPHY,                 Chairman, Chief Executive Officer and Director (since June 2001) and
President (since 2001) and      President (since September 2000) of OppenheimerFunds, Inc.; President and
Trustee (since 2003)            Director or Trustee of other Oppenheimer funds; President and Director of
Age: 55                         OAC and of Oppenheimer Partnership Holdings, Inc. (holding company subsidiary of OppenheimerFunds, Inc.) (since July 2001); Director of
                                OppenheimerFunds Distributor, Inc. (subsidiary of OppenheimerFunds, Inc.)
                                (since November 2001); Chairman and Director of Shareholder Services, Inc.
                                and of Shareholder Financial Services, Inc. (transfer agent subsidiaries of
                                OppenheimerFunds, Inc.) (since July 2001); President and Director of
                                OppenheimerFunds Legacy Program (charitable trust program established by
                                OppenheimerFunds, Inc.) (since July 2001); Director of the following investment advisory subsidiaries of OppenheimerFunds, Inc.: the Manager, OFI
                                Institutional Asset Management, Inc., Trinity Investment Management
                                Corporation and Tremont Capital Management, Inc. (since November 2001),
                                HarbourView Asset Management Corporation and OFI Private Investments, Inc.
                                (since July 2001); President (since November 2001) and Director (since July
                                2001) of Oppenheimer Real Asset Management, Inc.; Executive Vice President
                                of Massachusetts Mutual Life Insurance Company (OAC's parent company)
                                (since February 1997); Director of DLB Acquisition Corporation
                                (holding company parent of Babson Capital Management LLC) (since June 1995);
                                Member of the Investment Company Institute's Board of Governors (since
                                October 3, 2003); Chief Operating Officer of OppenheimerFunds, Inc.
                                (September 2000- June 2001); President and Trustee of MML Series Investment
                                Fund and MassMutual Select Funds (open-end investment companies) (November
                                1999-November 2001); Director of C.M. Life Insurance Company (September
                                1999-August 2000); President, Chief Executive Officer and Director of MML
                                Bay State Life Insurance Company (September 1999-August 2000); Director of
                                Emerald Isle Bancorp and Hibernia Savings Bank (wholly-owned subsidiary of
                                Emerald Isle Bancorp) (June 1989-June 1998). Oversees 66 portfolios as trustee or director and 20 additional portfolios as Officer in the
                                OppenheimerFunds complex.

-------------------------------------------------------------------------------------------------------------
OFFICERS                        THE ADDRESS OF THE OFFICERS IN THE CHART BELOW IS AS FOLLOWS: FOR MR. ZACK,
                                TWO WORLD FINANCIAL CENTER, 225 LIBERTY STREET, 11TH FLOOR, NEW YORK, NY
                                10281-1008, FOR MS. WOLF, MR. WEISS, MR. WIXTED, AND MR. VANDEHEY, 6803 S.
                                TUCSON WAY, CENTENNIAL, CO 80112-3924. EACH OFFICER SERVES FOR AN ANNUAL
                                TERM OR UNTIL HIS OR HER EARLIER RESIGNATION, DEATH OR REMOVAL.

JOHN BONNELL,                   Vice President of OppenheimerFunds, Inc. (since May 2004); Chartered
Vice President (since 2004)     Financial Analyst; Portfolio Manager at Financial Corporation (May 1999 -
Age: 40                         May 2004). Mr. Bonnell is an officer of 3 portfolios in the OppenheimerFunds complex.


                  26 | CENTENNIAL CALIFORNIA TAX EXEMPT TRUST

BRIAN W. WIXTED,                Senior Vice President and Treasurer of OppenheimerFunds, Inc. (since March
Treasurer (since 1999)          1999); Treasurer of the following: Shareholder Services Inc., HarbourView
Age: 45                         Asset Management Corporation, Shareholder Financial Services, Inc.,
                                Oppenheimer Real Asset Management Corporation, and Oppenheimer Partnership
                                Holdings, Inc. (since March 1999), OFI Private Investments, Inc. (since
                                March 2000), OppenheimerFunds International Ltd. and OppenheimerFunds plc
                                (since May 2000), OFI Institutional Asset Management, Inc. (since November
                                2000), and OppenheimerFunds Legacy Program (since June 2003); Treasurer and
                                Chief Financial Officer of OFI Trust Company (trust company subsidiary of
                                OppenheimerFunds, Inc.) (since May 2000); Assistant Treasurer of OAC (since
                                March 1999); and Assistant Treasurer of the Manager and Distributor (March
                                1999-October 2003) and OppenheimerFunds Legacy Program (April 2000-June
                                2003); Principal and Chief Operating Officer of Bankers Trust Company-Mutual
                                Fund Services Division (March 1995-March 1999). An officer of 86 portfolios in the OppenheimerFunds complex.

ROBERT G. ZACK,                 Executive Vice President (since January 2004) and General Counsel (since
Vice President and Secretary    March 2002) of OppenheimerFunds, Inc.; General Counsel of the Manager and
(since 2001)                    Distributor (since December 2001); General Counsel and Director of
Age: 56                         OppenheimerFunds Distributor, Inc. (since December 2001); Senior Vice Presi-
                                dent, General Counsel and Director of the Transfer Agent, Shareholder
                                Financial Services, Inc., OFI Private Investments, Inc. and OFI Trust
                                Company (since November 2001); Senior Vice President and General Counsel of
                                HarbourView Asset Management Corporation (since December 2001); Secretary and General Counsel of OAC (since November 2001); Assistant Secretary (since
                                September 1997) and Director (since November 2001) of OppenheimerFunds
                                International Ltd. and OppenheimerFunds plc; Vice President and Director of
                                Oppenheimer Partnership Holdings, Inc. (since December 2002); Director of
                                Oppenheimer Real Asset Management, Inc. (since November 2001); Vice
                                President of OppenheimerFunds Legacy Program (since June 2003); Senior Vice
                                President and General Counsel of OFI Institutional Asset Management, Inc.
                                (since November 2001); Director of OppenheimerFunds (Asia) Limited (since
                                December 2003); Senior Vice President (May 1985-December 2003), Acting
                                General Counsel (November 2001-February 2002) and Associate General Counsel
                                (May 1981- October 2001) of OppenheimerFunds, Inc.; Assistant Secretary of
                                the following: the Transfer Agent (May 1985-November 2001), Shareholder
                                Financial Services, Inc. (November 1989-November 2001), and OppenheimerFunds
                                International Ltd. (September 1997-November 2001). An officer of 86 portfolios in the OppenheimerFunds complex.

MARK S. VANDEHEY,               Senior Vice President and Chief Compliance Officer of OppenheimerFunds, Inc.
Vice President and              (since March 2004); Vice President of the Manager, OppenheimerFunds
Chief Compliance Officer        Distributor, Inc., and Shareholder Services, Inc. (since June 1983); Vice
(since 2004)                    President and Director of Internal Audit of OppenheimerFunds, Inc.
Age: 54                         (1997-February 2004). An officer of 86 portfolios in the Oppenheimer funds complex.

THE TRUST'S STATEMENT OF ADDITIONAL INFORMATION CONTAINS ADDITIONAL INFORMATION ABOUT THE TRUST'S TRUSTEES AND IS AVAILABLE WITHOUT CHARGE UPON REQUEST.


                  27 | CENTENNIAL CALIFORNIA TAX EXEMPT TRUST

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ITEM 2. CODE OF ETHICS.

The registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller or persons performing similar functions.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

The Board of Trustees of the registrant has determined that Edward L. Cameron, the Chairman of the Board's Audit Committee, and George C. Bowen, a member of the Board's Audit Committee, possess the technical attributes identified in Instruction 2(b) of Item 3 to Form N-CSR to qualify as "audit committee financial experts," and has designated Messrs. Cameron and

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Bowen as the Audit Committee's financial experts. Messrs. Cameron and Bowen are
"independent" Trustees pursuant to paragraph (a)(2) of Item 3 to Form N-CSR.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a)   Audit Fees

The principal accountant for the audit of the registrant's annual financial statements billed $10,250 in fiscal 2005 and $10,000 in fiscal 2004.

(b)   Audit-Related Fees

The principal accountant for the audit of the registrant's annual financial statements billed no such fees during the last two fiscal years.

The principal accountant for the audit of the registrant's annual financial statements billed no such fees in fiscal 2005 and $5,525 in fiscal 2004 to the registrant's investment adviser or any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant.

Such services include: internal control reviews.

(c)   Tax Fees

The principal accountant for the audit of the registrant's annual financial statements billed no such fees to the registrant during the last two fiscal years.

The principal accountant for the audit of the registrant's annual financial statements billed no such fees to the registrant during the last two fiscal years to the registrant's investment adviser or any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant.

(d)   All Other Fees

The principal accountant for the audit of the registrant's annual financial statements billed no such fees to the registrant during the last two fiscal years.

The principal accountant for the audit of the registrant's annual financial statements billed no such fees during the last two fiscal years to the registrant's investment adviser or any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant.

(e) (1) During its regularly scheduled periodic meetings, the registrant's audit committee will pre-approve all audit, audit-related, tax and other services to be provided by the principal accountants of the registrant.

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      The audit committee has delegated pre-approval authority to its Chairman for any subsequent new engagements that arise between regularly scheduled meeting dates provided that any fees such pre-approved are presented to the audit committee at its next regularly scheduled meeting.

      Under applicable laws, pre-approval of non-audit services maybe waived provided that: 1) the aggregate amount of all such services provided constitutes no more than five percent of the total amount of fees paid by the registrant to it principal accountant during the fiscal year in which services are provided 2) such services were not recognized by the registrant at the time of engagement as non-audit services and 3) such services are promptly brought to the attention of the audit committee of the registrant and approved prior to the completion of the audit.

      (2) 100%

(f)   Not applicable as less than 50%.

(g) The principal accountant for the audit of the registrant's annual financial statements billed no such fees in fiscal 2005 and $5,525 in fiscal 2004 to the registrant and the registrant's investment adviser or any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant related to non-audit fees. Those billings did not include any prohibited non-audit services as defined by the Securities Exchange Act of 1934.

(h) The registrant's audit committee of the board of trustees has considered whether the provision of non-audit services that were rendered to the registrant's investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant's independence.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS

Not applicable.

ITEM 6. SCHEDULE OF INVESTMENTS.

Not applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

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Not applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

THE FUNDS' GOVERNANCE COMMITTEE PROVISIONS WITH RESPECT TO NOMINATIONS OF DIRECTORS/TRUSTEES TO THE RESPECTIVE BOARDS

      1. The Funds' Governance Committee (the "Committee") will evaluate potential Board candidates to assess their qualifications. The Committee shall have the authority, upon approval of the Board, to retain an executive search firm to assist in this effort. The Committee may consider recommendations by business and personal contacts of current Board members and by executive search firms which the Committee may engage from time to time and may also consider shareholder recommendations. The Committee may consider the advice and recommendation of the Funds' investment manager and its affiliates in making the selection.

      2. The Committee shall screen candidates for Board membership. The Committee has not established specific qualifications that it believes must be met by a trustee nominee. In evaluating trustee nominees, the Committee considers, among other things, an individual's background, skills, and experience; whether the individual is an "interested person" as defined in the Investment Company Act of 1940; and whether the individual would be deemed an "audit committee financial expert" within the meaning of applicable SEC rules. The Committee also considers whether the individual's background, skills, and experience will complement the background, skills, and experience of other nominees and will contribute to the Board. There are no differences in the manner in which the Committee evaluates nominees for trustees based on whether the nominee is recommended by a shareholder.

      3. The Committee may consider nominations from shareholders for the Board at such times as the Committee meets to consider new nominees for the Board. The Committee shall have the sole discretion to determine the

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            candidates to present to the Board and, in such cases where required, to shareholders. Recommendations for trustee nominees should, at a minimum, be accompanied by the following:

                  o the name, address, and business, educational, and/or other pertinent background of the person being recommended;

                  o a statement concerning whether the person is an "interested person" as defined in the Investment Company Act of 1940;

                  o any other information that the Funds would be required to include in a proxy statement concerning the person if he or she was nominated; and

                  o the name and address of the person submitting the recommendation and, if that person is a shareholder, the period for which that person held Fund shares.

            The recommendation also can include any additional information which the person submitting it believes would assist the Committee in evaluating the recommendation.

      4. Shareholders should note that a person who owns securities issued by Massachusetts Mutual Life Insurance Company (the parent company of the Funds' investment adviser) would be deemed an "interested person" under the Investment Company Act of 1940. In addition, certain other relationships with Massachusetts Mutual Life Insurance Company or its subsidiaries, with registered broker-dealers, or with the Funds' outside legal counsel may cause a person to be deemed an "interested person."

      5. Before the Committee decides to nominate an individual as a trustee, Committee members and other directors customarily interview the individual in person. In addition, the individual customarily is asked to complete a detailed questionnaire which is designed to elicit information which must be disclosed under SEC and stock exchange rules and to determine whether the individual is subject to any statutory disqualification from serving as a trustee of a registered investment company.

ITEM 11. CONTROLS AND PROCEDURES.

Based on their evaluation of the registrant's disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c)) as of June 30, 2005, the registrant's principal executive officer and principal financial officer found the registrant's disclosure controls and procedures to provide reasonable assurances that information

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required to be disclosed by the registrant in the reports that it files under the Securities Exchange Act of 1934 (a) is accumulated and communicated to registrant's management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

There have been no changes in the registrant's internal controls over financial reporting that occurred during the registrant's second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12. EXHIBITS.

(a)   (1) Exhibit attached hereto.

      (2) Exhibits attached hereto.

      (3) Not applicable.

(b)   Not applicable.

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                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Centennial California Tax Exempt Trust

By:   /s/John V. Murphy
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         John V. Murphy
         Principal Executive Officer

Date:    August 10, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:   /s/John V. Murphy
         -----------------
         John V. Murphy
         Principal Executive Officer

Date:    August 10, 2005

By:   /s/Brian W. Wixted
         -----------------
         Brian W. Wixted
         Principal Financial Officer

Date:    August 10, 2005